DEBT - Narrative (Details) $ in Thousands		1 Months Ended			3 Months Ended	6 Months Ended
	Apr. 21, 2023 USD ($)	Mar. 31, 2023 USD ($) vessel	Feb. 28, 2023 vessel	Jan. 31, 2023 USD ($) vessel creditFacility	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel
Debt Instrument [Line Items]
Repayments of debt						$ 297,505
Long-term debt					$ 1,359,041	1,359,041		$ 1,120,856
Repayment of long-term debt						297,505	$ 338,648
Number of credit facilities | creditFacility				3
Net deferred charges						12,100
Current portion of long-term debt					106,372	106,372		92,865
Vessels and equipment, net					$ 2,952,894	$ 2,952,894		$ 2,665,785
Kamsarmax
Debt Instrument [Line Items]
Number of newbuildings acquired | vessel					4	4
Term Loan Facilities of $93.75 Million, $131.79 Million, and $155.3 Million
Debt Instrument [Line Items]
Repayments of debt						$ 230,500
$93.75 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount					$ 93,750	93,750
$131.79 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount					131,790	131,790
$155.3 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount					155,300	155,300
$233.0 million term loan
Debt Instrument [Line Items]
Repayments of debt						25,800
Debt instrument, face amount		$ 233,000			233,000	233,000
Loan term		2 years
Amount drawn on facility						182,000
Available undrawn amounts					17,800	17,800
$233.0 million term loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Variable interest rate, basis points		1.90%
$250.0 million term loan and revolving credit facility
Debt Instrument [Line Items]
Debt instrument, face amount				$ 250,000
Number of vessels serving as security | vessel				20
$250.0 million term loan and revolving credit facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Variable interest rate, basis points				1.85%
$80.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 80,000				80,000	80,000
Loan term	7 years
$80.0 million term loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Variable interest rate, basis points		1.80%
$260.0 million lease financing
Debt Instrument [Line Items]
Debt instrument, face amount					$ 260,000	$ 260,000
$260.0 million lease financing | (SOFR) Secured Overnight Financing Rate
Debt Instrument [Line Items]
Variable interest rate, basis points						0.261%
Newcastlemax Vessels
Debt Instrument [Line Items]
Number of vessels acquired | vessel			6			5
Newcastlemax Vessels | $233.0 million term loan
Debt Instrument [Line Items]
Number of vessels financed | vessel		6
Newcastlemax Vessels | $250.0 million term loan and revolving credit facility
Debt Instrument [Line Items]
Number of vessels acquired | vessel						5
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Repayments of debt						$ 297,500
Repayment of long-term debt						$ 41,200
Number of vessels serving as security | vessel					81	81		74
U.S. dollar denominated floating rate debt | Collateral Pledged
Debt Instrument [Line Items]
Vessels and equipment, net					$ 2,952,900	$ 2,952,900		$ 2,665,800
$250.0 million term loan and revolving credit facility
Debt Instrument [Line Items]
Long-term debt								$ 230,400